Cover	Oct. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2026
Entity File Number	001-41355
Entity Registrant Name	SkyAI, Inc.
Entity Central Index Key	0001737995
Entity Tax Identification Number	82-3751728
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	105 Maxess Road
Entity Address, Address Line Two	Suite 124
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	574-4436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	SKYA
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	SKYAW
Security Exchange Name	NASDAQ